AMERICAN STOCK EXCHANGE®
Equities Options ETFs

CertAmx

American Stock Exchange
86 Trinity Place
New York, NY 10006

03027953

1-31747

JUL 24 2003

PROCESSED
JUL 29 2003
THOMSON FINANCIAL

July 24, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on July 24, 2003, the American Stock Exchange, Inc. (the "Exchange") received from Universal Security Instruments, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $.01 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl